Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of other provisions

	2024	2023

Tax contingencies	1,540	1,537
Civil contingencies	58,738	37,921
Labor contingencies	85,895	57,965
Other provisions	—	255
Total provision	146,173	97,678
Judicial deposits (i)	35,411	22,108

(i)There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against it. As a result, either because of a judicial order or based on the strategy adopted by Management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the balance sheets and referred above for information.

Summary of changes in other provisions
Changes in the provision during the year

	2024	2023	2022

Balance as of January 1	97,678	43,541	29,308
Business combination (Note 5(ii))	—	70,910	—
Monetary correction	22,398	25,954	4,449
Provision accrued	47,273	65,731	23,844
Provision reversed	(12,988)	(55,791)	(11,539)
Payments	(8,188)	(52,667)	(2,521)
Balance as of December 31	146,173	97,678	43,541

Summary of contingent liabilities
Below these claims are summarized by nature:

	2024	2023

Tax (i) (ii) (iii)	1,338,518	653,714
Civil (iv)	970,615	883,485
Labor (v)	172,613	289,489
Total	2,481,746	1,826,688

(i)Employees Profit Sharing Plans: In 2015, 2019, 2021, 2022 and 2024 tax authorities issued assessments against the Group mainly related to allegedly unpaid social security contributions on amounts due and paid to employees as profit sharing plans related to calendar years of 2011, 2015, 2017, 2018, 2019 and 2020. According to the tax authorities, the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The risk of loss for these claims is classified as possible by the external counsels.
a.Tax assessment related to 2011: The first and the second administrative appeals were denied, and currently the Group awaits judgment on the special appeal before the Superior Court of the Administrative Council of Tax Appeals (“CSRF”). The amount claimed is R$21,979.
b.Tax assessment related to 2015: The first and the second administrative appeals were denied, and currently the Group awaits judgment on the special appeal before the CSRF. The amount claimed is R$55,232.
c.Tax assessment related to 2017: In this case, in addition to the claim related to the employees’ profit-sharing plan, tax authorities are also challenging the deductibility of the amounts paid under the plan to the members of the Board for the purposes of Corporate Income Tax (IRPJ), for 2016 and 2017. Administrative appeals were filed against both assessments. The appeal related to social security contributions is awaiting judgment by the Federal Revenue Service of Brazil (“RFB”), while the appeal related to IRPJ was denied by the RFB, and a second level appeal is currently awaiting judgment. The total amount claimed is R$127,286.
d.Tax assessment related to 2018: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The total amount claimed is R$154,026.
e.In June 2022, the Group was notified by the Public Labor Ministry for alleged unpaid FGTS (Fund for Severance Indemnity Payment) on the amounts paid to employees under profit sharing plans related to years 2015 to 2020. According to the tax authorities, the Group profit sharing plans did not comply with the provisions of Law 10,101/00. The Group presented its administrative defense which awaits judgment. The total amount claimed is R$189,277.
f.Tax assessment related to 2019: An administrative appeal was filed against the assessment, which awaits judgment by the RFB. The amount claimed is R$206,358.
g.Tax assessment related to 2020: An administrative appeal was filed against the assessment, which awaits judgement by the RFB. The total amount claimed is R$ 364,463.
(ii)Amortization of goodwill: The Group also received four tax assessments in which the tax authorities challenge the deductibility for the purpose of Corporate Income Tax (IRPJ) and Social Contribution of Net Profits (CSLL) of the expenses deriving from the amortization of goodwill registered upon the acquisitions made by the Group between 2013 and 2016. According to the tax authorities, the goodwill was registered in violation of Laws 9.532/97 and 12.973/14, respectively. Currently, two of the proceedings are pending judgment by the RFB and the other two await judgement by the CARF, since the administrative appeals were denied. Also, the Group has filed two lawsuits to prevent the issuance of new tax assessments and/or the application of the 150% penalty by the tax authorities in relation to expenses of such goodwill incurred in other periods. The risk of loss for these claims is classified as possible by the external counsels. The amount claimed is R$97,908.
(iii)Banco Modal S.A. - Employees Profit Sharing Plan: In March 2016, tax authorities issued an assessment against Banco Modal mainly related to alleged unpaid social security contributions on amounts due and paid to employees as profit sharing plan on calendar year 2012. The first administrative appeal was denied, and currently Banco Modal awaits judgment of the second appeal by the CARF. The risk of loss for this claim is classified as possible by the external counsels. The total amount claimed is R$7,464.
(iv)The Group is defendant in 2,130 (December 31, 2023 – 778) civil and administrative claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.
(v)The Group is defendant in 235 (December 31, 2023 – 116) labor claims by former employees. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.